SUBSEQUENT EVENT (Details) ¥ in Millions	Mar. 01, 2022 CNY (¥)
Subsequent event | Beijing RYB Technology Development Co., Ltd ("RYB Technology")
SUBSEQUENT EVENTS
Compensation paid in installments, for terminating the agreement	¥ 158.5